PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Property, equipment and software, net
Total property, equipment and software		¥ 291,581			¥ 411,177
Total accumulated depreciation and amortization		(134,956)			(211,906)
Net book value		156,625		$ 29,035	199,271
Depreciation and amortization expenses	¥ 88,800	68,200	¥ 49,300
Computer equipment
Property, equipment and software, net
Total property, equipment and software		125,962			194,513
Total accumulated depreciation and amortization		(56,528)			(90,134)
Leasehold improvement
Property, equipment and software, net
Total property, equipment and software		106,947			147,704
Total accumulated depreciation and amortization		(64,203)			(100,269)
Software
Property, equipment and software, net
Total property, equipment and software		19,198			23,500
Total accumulated depreciation and amortization		(4,418)			(6,523)
Furniture
Property, equipment and software, net
Total property, equipment and software		13,638			19,611
Total accumulated depreciation and amortization		(5,706)			(8,037)
Vehicles and motors
Property, equipment and software, net
Total property, equipment and software		7,754			12,220
Total accumulated depreciation and amortization		(4,101)			(6,943)
Construction in progress
Property, equipment and software, net
Total property, equipment and software		¥ 18,082			¥ 13,629